Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Principles of Consolidation
On September 2, 2025, the Merger Subs were formed.
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in co
nsolidation.
Emerging Growth Company
As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding
advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company that is neither an (i) emerging growth company nor (ii) an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $702,154 and $0 as of December 31, 2025 and 2024, respectively. The Company did not have any cash equivalents as of December 31, 2025 and 2024.
Marketable Securities and Cash Held in Trust Account
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320, “Investments—Debt and Equity Securities,”
held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts. On December 31, 2025, $423,779,230 was invested in U.S. Treasury Securities and $215 was held in cash, at an amortized cost of $423,689,503 as reflected on the accompanying consolidated balance sheet (see Note 8). On December 31, 2024, no funds were held in the Trust Account.
To fund working capital the Company has permitted withdrawals available up to an annual limit of $1,000,000. These permitted withdrawals are limited to only the interest available that has been earned in excess of the initial deposit at the Initial Public Offering. For the year ended December 31, 2025, the Company has withdrawn $1,000,000 in interest from the Trust Account for working capital purposes and has no further amounts available for permitted withdrawals until May 15, 2026, which is the one-year
anniversary of the Initial Public Offering.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash f lo
ws.
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the consolidated balance sheets, primarily due to their short-term nature.
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued
at each reporting date, with changes in the fair value reported in the consolidated statements of operations. Derivative liabilities are classified in the consolidated balance sheets as current or non-current
based on whether
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
The subscription agreement liability meets the criteria for derivative liability classification. As such, the subscription agreement liability is recorded at its initial fair value on the date of issuance, and each consolidated balance sheet date thereafter. Changes in the estimated fair value of the derivative liability is recognized as a non-cash
gain or loss on the consolidated statements of operations. The fair value of the subscription agreement liability is discussed in Note 8.
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires the Company’s Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires Management to exercise significant judgement. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which Management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of the ASC Topic
340-10-S99
and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB ASC Topic
470-20,
“Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applied this guidance to allocate Initial Public Offering proceeds from the Public Units between the Public Shares and Public Warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the Public Warrants and then to the Public Ordinary Shares. Offering costs allocated to the Public Shares were charged to temporary equity, offering costs allocated to the Public Warrants and Private Placement Warrants were charged to shareholders’ deficit. After Management’s evaluation, the Public Warrants included in the Public Units were accounted for under equity treatment.

Income Taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s Management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2025 and 2024, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provisi
o
n was zero for the periods presented.
Class A Shares Subject to Possible Redemption
The Public Shares contain a redemption feature that allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC Topic
480-10-S99,
“Distinguishing Liabilities from Equity,” the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in
capital (to the extent available) and accumulated deficit. Accordingly, as of December 31, 2025, Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s consolidated balance sheet.
As of December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(3,177,450)
Class A Ordinary Shares issuance cost	(4,591,537)
Plus:
Accretion of carrying value to redemption value	17,458,490

Class A Ordinary Shares subject to possible redemption, December 31, 2025	$423,689,503

Warrant Instruments
The Company accounts for the Public and Private Placement Warrants issued in co nn
ection with the Initial Public Offering and the Private Placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging”. Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned value.
Net Loss per Ordinary Share
The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A Ordinary Shares and Class B Ordinary Shares. Income and losses are shared pro rata between the two classes of shares. Net loss per ordinary share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding for the respective period. Diluted net loss per share attributable to holders of the Company’s Ordinary Shares (the “Ordinary Shareholders”) adjusts the basic net loss per share attributable to Ordinary Shareholders and the weighted-average Ordinary Shares outstanding for the potentially dilutive impact of outstanding Warrants. However, because the Warrants are anti-dilutive, the Warrants are not included in loss per Ordinary Share for the periods presented.
With respect to the accretion of Class A Ordinary Shares subject to possible redemption and consistent with ASC Topic
480-10-S99-3A,
the Company treated accretion in the same manner as a dividend paid to the shareholders in the calculation of the net loss per Ordinary Share.
The following table reflects the calculation of basic and diluted net loss per Ordinary Share:

	For the Year Ended December 31,		For The Period From January 4, 2024 (Inception) Through December 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Net loss	$(48,714,542)	$(18,216,526)	$—	$(51,910)
Denominator:
Basic weighted average shares outstanding	26,348,901	9,853,022	—	7,500,000
Basic net loss per share	$(1.85)	$(1.85)	$—	$(0.01)
Recent Accounting Standards
In November 2024, FASB issued Accounting Standards Update (“ASU”)
2024-03,
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures
(Subtopic220-40):
Disaggregation of Income Statement Expenses” (“ASU
2024-03”).
Under ASU
2024-03,
a public entity would be required to disclose information about purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion for each income statement line item that contains those expenses. ASU
2024-03
is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. ASU
2024-03
allows for early adoption and requires either prospective adoption to financial statements issued for reporting periods after the effective date of ASU
2024-03
or retrospectively to any or all prior periods presented in the financial statements. The Company’s Management does not believe the adoption of ASU
2024-03
will have a material impact on its consolidated financial statements and disclosures.
Management does not believe that any other recently issued, but not yet effective, acc
ounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

ColdQuanta, Inc. dba Infleqtion [Member]
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
1. Summary of Operations and Significant Accounting Policies
Nature of Operations
ColdQuanta, Inc. dba Infleqtion (“ColdQuanta”) together with its wholly owned subsidiaries, (collectively the “Company”) develops and commercializes quantum technology products as part of a full-stack platform, which currently includes offerings such as: quantum sensing, quantum computing and software. The Company’s quantum-enabled solutions are focused on addressing pressing challenges, with technologies actively deployed across a number of sectors today, including defense and security, artificial intelligence (“AI”), energy optimization, space and frontier, materials discovery and cybersecurity. The Company’s quantum sensors and computers are supported by the Company’s proprietary software, Superstaq, which serves as a control panel for future hybrid quantum-classical workflows. In addition, the Company has developed contextual machine learning software, based on quantum physics principles, that increases AI performance today on classical graphics processing units. To serve the market as a multi-platform quantum technology company, the Company engages in multiple research and development areas. The Company is engaged in research and development of neutral atom quantum computers that may have uses in military, drug design, investment strategies, encryption-cracking and complex scheduling problems. The Company is also a developer and supplier of Bose-Einstein condensates and cold atom devices, instruments and systems and quantum software applications and platforms. The Company’s customers are primarily government agencies of the United States (“U.S.”), such as the U.S. Department of Defense, the Defense Advanced Research Projects Agency and similar government agencies in the United Kingdom (“U.K.”) who contract with the Company for research and development services and the production of technical devices. The Company also sells critical supply chain quantum devices and machines to commercial customers.
ColdQuanta was formed as a Colorado corporation on February 7, 2007 and subsequently converted to a Delaware corporation on June 29, 2018. The Company is located and headquartered in Colorado with operations in; Illinois; Texas; Wisconsin; Melbourne, Australia and Oxford, U.K.
Churchill Capital Corp X Business Combination Agreement
On February 13, 2026, pursuant to the definitive agreement and plan of merger and reorganization (the “Merger Agreement”), dated September 8, 2025, with Churchill Capital Corp X, a publicly traded special purpose acquisition company (“CCX”), AH Merger Sub I, Inc., a direct, wholly owned subsidiary of CCX, was merged with and into the Company, with the Company continuing as the surviving corporation. Immediately thereafter, such surviving corporation was merged with and into AH Merger Sub II, LLC (“Merger Sub II”), another direct, wholly owned subsidiary of CCX, with Merger Sub II (renamed as “Infleqtion Quantum, LLC”) continuing as the surviving entity and as a wholly owned subsidiary of CCX (collectively, the “Business Combination”). In connection with the closing of the Business Combination (“the Closing”), CCX changed its name to Infleqtion, Inc.
Further, immediately prior to completing the Business Combination, each issued and outstanding share of ColdQuanta common stock, preferred stock and restricted stock was automatically surrendered and exchanged for the right to receive shares of CCX common stock, par value $0.0001 per share based on a defined exchange ratio of 0.3470312,
representing Infleqtion, Inc. Common Stock after the Closing.
Immediately following the Closing, there were 216,471,927 shares of Infleqtion, Inc. Common Stock issued and outstanding. Of those shares, 151,804,988 shares were issued to holders of ColdQuanta securities in respect of such securities, representing approximately 70.1% of the voting rights in Infleqtion, Inc. following the Closing.
As of December 31, 2025, the Company has incurred $6.4 million of direct and incremental costs in connection with the Business Combination which are recorded in prepaid expenses and other current assets in the consolidated balance sheets. These deferred offering costs will be recognized in the statement of equity as a reduction of additional paid-in capital upon consummation of the Business Combination.

Basis of Presentation
The accompanying consolidated financial statements include the financial results of ColdQuanta and its wholly owned subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles (“ GAAP”). All intercompany balances and transactions have been eliminated in consolidation.
Certain prior-year amounts have been reclassified for presentation purposes to conform to the current-year presentation.
Emerging Growth Company
Upon completion of the Business Combination, the Company expects to operate as an Emerging Growth Company (“EGC”) under the Securities Act, as modified by the Jumpstart Our Business Startups Act (“JOBS Act”) and may take advantage of certain exemptions from reporting and disclosure requirements that apply to other public companies that are not EGCs.
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or amended standard.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in these consolidated financial statements and the accompanying notes.
Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to, the selection of the method to measure progress in the satisfaction of performance obligations in revenue arrangements recognized over time and the related estimate of total expected costs for the revenue arrangement, the useful lives of long-lived assets, the fair value of stock-based awards, the fair value of assets and liabilities acquired in business combinations, the fair value of contingent consideration, the fair value of contingent obligation and the fair value of assets and reporting units associated with impairment losses. Management bases its estimates and assumptions on current facts, historical experience, expectations, forecasts, trends and various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results could differ materially from such estimates and assumptions.
Concentrations of Credit Risk and other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, available-for-sale
securities and accounts receivable. The Company’s cash and cash equivalents are deposited at high-credit-quality financial institutions. The Company’s deposit balances at these institutions routinely exceed federally insured limits. The Company has not experienced any credit losses relating to its cash and cash equivalents and does not believe there is exposure to any significant credit risk on such accounts. See the section below for further information on available-for-sale
securities.

The majority of the Company’s accounts receivable is derived from governmental institutions and commercial customers primarily located in the U.S., U.K., Australia and Japan. At December 31, 2025, one customer represented 78% of total accounts receivable. At December 31, 2024, two customers represented 57% and 25% of total accounts receivable. There have been no credit losses since the Company’s inception.
Significant customers are those that represent more than 10% of the Company’s total revenue. During the year ended December 31, 2025, two customers represented 60% and 12% of total revenue. During the year ended December 31, 2024, three customers represented 36%, 32% and 12% of total revenue.
A significant portion of the Company’s resources are engaged in supplying services and technological equipment to the U.S. and U.K. governments and can be subject to certain business risks unique to being a government contractor. Sales to government entities may be affected by changes in procurement policies, turnover of key personnel, budget considerations, political developments abroad and other factors. In addition, the Company is subject to periodic compliance audits by the U.S. and U.K. governments.
The Company is also subject to the risks inherent in any technological business model, including the development of competing products and technologies and the related risk of obsolescence. The Company’s current focus is on research and development of quantum technology. However, the quantum technology industry is still in its early stage and the Company may not be successful in all of its research and development.
Accounting Pronouncements Recently Issued or Adopted
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
No. 2023-09,
Improvements to Income Tax Disclosures
, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This ASU is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This ASU is effective for the Company for annual periods beginning after December 15, 2025, with the option to apply the ASU retrospectively. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company early adopted this ASU on a prospective basis as of December 31, 2025 and determined that the adoption of this ASU will not have a material impact on the consolidated financial statements.
In November 2024, the FASB issued ASU
No. 2024-03,
Disaggregation of Income Statement Expenses
. This ASU requires additional disclosure of the nature of expenses included in the income statement. This ASU is effective for the Company for annual periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with the option to apply the ASU retrospectively. Early adoption is permitted. The Company is currently evaluating the extent of the impact of this ASU on the disclosures in the Company’s consolidated financial statements.
In May 2025, the FASB issued ASU
2025-03,
Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
, which amends guidance in the FASB Accounting Standards Codification (ASC) 805,
Business Combinations
and ASC 810,
Consolidation
, related to determining the accounting acquirer in a business combination when the legal acquiree is a variable interest entity (“VIE”). The updates remove the previous requirement that the primary beneficiary of a VIE is automatically the accounting acquirer. Instead, entities must apply the general factors in ASC
805-10-55-12
through
55-15
when the transaction is primarily impacted by exchanging equity interests. This change allows certain transactions, including those involving VIEs, to be accounted for as reverse acquisitions when appropriate. This ASU is effective for the Company for annual periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted in an interim or annual reporting period in which financial statements have not yet been issued (or made available for issuance). If an entity early adopts in an interim reporting period, it can adopt as of the beginning of that interim reporting period or the beginning of the annual reporting period that includes that interim reporting period. The Company early adopted this ASU effective January 1, 2025. The adoption of this ASU did not have a material impact on the consolidated financial statements.

In November 2025, the FASB issued ASU
2025-06
, Targeted Improvements to the Accounting for
Internal-Use
Software,
which modernizes accounting for
internal-use
software development costs, aligning with evolving technology practices. This ASU is effective for the Company for annual periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted in an interim or annual reporting period in which financial statements have not yet been issued (or made available for issuance). If an entity early adopts in an interim reporting period, it must adopt as of the beginning of the annual reporting period that includes that interim reporting period. The Company is currently evaluating the extent of the impact of this ASU on the Company’s consolidated financial statements.
In December 2025, the FASB issued ASU
2025-10,
Accounting for Government Grants Received by Business Entities
, (“ASU
2025-10”)
which establishes guidance on the recognition, measurement and presentation of a government grant received by a business entity. GAAP did not provide such guidance, and many business entities have been analogizing to International Accounting Standard (“IAS”) 20 or other guidance when accounting for government grants. The ASU incorporates elements of IAS 20 into GAAP, modifying certain aspects of that standard’s scope, recognition threshold and other implementation guidance. This ASU is effective for the Company for annual periods beginning after December 15, 2029, and interim periods within those annual periods. Early adoption is permitted in an interim or annual reporting period in which financial statements have not yet been issued (or made available for issuance). If an entity early adopts in an interim reporting period, it must adopt as of the beginning of the annual reporting period that includes that interim reporting period. The Company is currently evaluating the extent of the impact of this ASU on the Company’s consolidated financial statements.
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include cash in banks, checking deposits and money market funds. The Company considers all highly liquid investments purchased with an original maturity at the date of acquisition of three months or less to be cash equivalents. Cash balances, which may be in excess of federally insured limits, are deposited in financial institutions.
At December 31, 2025 and 2024, the Company’s restricted cash totaled $0.2 million related to cash deposits for an office building lease. The restricted cash is classified as other long-term assets on the Company’s consolidated balance sheets; however, it is included in the reconciliation of cash, cash equivalents and restricted cash for purposes of the consolidated statements of cash flows.
Available-for-sale
securities
Under the Company’s securities policy,
available-for-sale
securities may consist of investment grade commercial paper, corporate bonds, federal agency bonds, government bonds and other bonds issued in the U.S. (and denominated in the U.S. dollar) by foreign entities. Current available-for-sale
securities are those with maturities of greater than three months, but less than one year. Noncurrent available-for-sale
securities hold maturities greater than one year. The Company evaluates the classification of its securities at the time of purchase and re-evaluates
such determination at each balance sheet date, which includes an assessment of the intent to hold the available-for-sale
securities. The Company’s securities policy sets minimum credit quality criteria and maximum maturity limits on the securities it holds to provide for preservation of capital, liquidity and a reasonable rate of return. The Company classifies its securities as available-for-sale.
Available-for-sale
securities are recorded at fair value. Unrealized holding gains and losses on available-for-sale
securities (except for credit losses) are excluded from net loss and are reported as a separate component of accumulated other comprehensive (loss) income until realized. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, the net amount of which, along with interest and realized gains and losses are included in interest income in the consolidated statements of operations. Realized gains are derived using the specific identification method for determining the cost of the securities sold. The Company evaluates whether a credit loss exists, and in the event a credit loss does exist, the credit loss is recognized in the consolidated statements of operations based on the amount that the fair value is less than the amortized cost.

Accounts Receivable
Accounts receivable primarily consist of amounts due from customers for which the Company has an unconditional right to receive payment for delivery of products and the performance of services. The Company’s customers primarily consist of the U.S. federal government and its agencies, and universities. Amounts are generally due 30 days from the invoice date and do not bear interest.
On a periodic basis, management evaluates its accounts receivable to determine whether to provide an allowance for credit losses. Management considers relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of receivables. There were no significant changes in the Company’s customer credit risk profile, economic conditions or methodology used to estimate expected credit losses during the periods presented, and the Company did not record any write-offs
of trade receivables.
The Company did not have an allowance for credit losses as of December 31, 2025 or 2024.
Inventories
Inventories are stated at the lower of cost or net realizable value under the first-in-first-out
(FIFO) assumption. Cost is determined using the weighted-average cost method. Costs include direct materials, direct labor and indirect facilities overhead costs that are allocated to inventory based on the portion of the Company’s facilities used in manufacturing. Adjustments to reduce the cost of inventory to its net realizable value, if required, are made for estimated excess, obsolescence or impaired inventory and are charged to cost of revenue. During the years ended December 31, 2025 and 2024, excess and obsolescence charges were $700 thousand and $48 thousand, respectively.
Property and Equipment, Net
Property and equipment, net is stated at cost less accumulated depreciation and amortization. Expenditures on improvements are capitalized, while expenditures on routine maintenance and repairs are expensed as incurred. Depreciation and amortization expense is calculated using the straight-line method over the estimated useful lives of the assets, as listed below:

Assets	Years
Computers and equipment	3-5
Quantum computer	3
Leasehold improvements	Shorter of the useful life or the remaining lease term
Furniture and fixtures	3
Software and website	1
Leases
The Company determines if an arrangement is or contains a lease at inception and classifies the lease as an operating or finance lease at the commencement date. An arrangement is or contains a lease where the Company has a right to control an identified asset. For leases with an initial term of greater than twelve months, the Company recognizes a right-of-use
asset and a lease liability as of the lease commencement date.
Right-of-use
assets represent the Company’s right to use the underlying assets for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term.
Right-of-use
assets are recognized as the initial measurement of the lease liabilities, plus any initial direct costs, any prepaid lease payments and less incentives received, if any.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the implicit rates in the Company’s leases are not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments and in economic environments where the leased asset is located.
The Company recognizes lease expense for its operating leases on a straight-line basis over the lease term. Lease expense for finance leases is generally front-loaded as the finance lease right-of-use
asset is depreciated on a straight-line basis, but interest expense on the liability is recognized utilizing the effective interest rate method that results in more expense during the early years of the lease. Accordingly, costs for finance leases are disaggregated and recognized as both an operating expense (for the amortization of the right-of-use
asset) and interest expense (for interest on the lease liability).
The Company’s operating and finance lease terms may include renewal or early termination options. The Company only includes renewal or termination options in the lease term when the options are reasonably certain of exercise. The assessment of whether such options are reasonably certain of exercise is based on facts and circumstances at lease commencement, including contract-based asset-based, and entity-based factors.
Goodwill
Goodwill is measured as the excess of the purchase price over the fair value of the assets acquired and liabilities assumed in a business combination. The Company tests goodwill for impairment on an annual basis, which is determined to be the first day of the fourth quarter, and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company performs impairment tests of goodwill at its reporting unit level, which is one level below its operating segments. The Company may elect to perform a qualitative assessment of goodwill in order to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount which would require a quantitative test.
If a quantitative test is required, the Company compares the fair value of the reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit is lower than its carrying amount, goodwill is written down for the amount by which the carrying amount exceeds the fair value.
The fair value of the reporting unit is calculated using a market-based approach. This approach incorporates observable market data, including comparable company trading multiples, recent market transactions and other relevant valuation metrics. Key assumptions used in the market-based valuation include selection of appropriate publicly-traded peer companies with similar operational and financial characteristics, application of relevant valuation multiples derived from market data and adjustments for differences in size, growth prospects and risk profiles between the Company and its peers.
No impairment loss was recognized for the year ended December 31, 2025. A goodwill impairment loss of $1.5 million was recognized for the year ended December 31, 2024 related to the Company’s acquisition of Morton Photonics Incorporated and Morton Hybrid Lasers LLC (collectively, “Morton”). Additional information is provided in Note 3—
Business Combination
and Note 5 –
Goodwill
.
Intangible Assets, Net
Intangible assets acquired in a business combination or in an asset acquisition that qualify for separate recognition are recognized at their fair value and amortized on a straight-line basis over their estimated useful lives or over the period the economic benefits of the asset are consumed. Residual values and useful lives are reviewed at each reporting date. Intangible assets consist of customer relationships, tradenames, software and order backlog.

Business Combinations & Asset Acquisitions
Upon obtaining control of another entity (even if less than 100% ownership is acquired), the Company first evaluates the transaction using the screen test to determine if the transaction constitutes the acquisition of a business in accordance with ASC 805,
Business Combinations
(ASC 805). The Company evaluates the net assets acquired to determine whether substantially all the fair value of the acquired assets is concentrated in a single identifiable asset or a group of similar identifiable assets. If substantially all the fair value of the assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the transaction does not meet the definition of a business combination and is accounted for as an asset acquisition. In an asset acquisition, the Company allocates the cost of the acquisition to the assets and liabilities acquired at their relative fair values. Direct acquisition-related costs (e.g., transaction costs) are included in the cost of the acquired assets.
If the fair value of the acquired assets is not concentrated in a single identifiable asset or group of similar identifiable assets, the Company then evaluates whether the net assets acquired meet the definition of a business in ASC 805. If the net assets acquired meet the definition of a business the transaction qualifies as a business combination and is accounted for by applying the acquisition method of accounting. Under the acquisition method the Company recognizes and measures the assets acquired and liabilities assumed in a business combination at their acquisition date fair values. Goodwill as of the acquisition date represents the excess of the purchase price over the fair value of the assets acquired net of liabilities assumed. The purchase consideration is determined based on the fair value of the assets transferred to the seller net of any liabilities assumed by the Company, after considering any transactions that are separate from the business combination. Subsequent adjustments may be recorded to the assets acquired and liabilities assumed, with a corresponding adjustment to goodwill, during the measurement period, which may be up to one year from the acquisition date, if the adjustments relate to events and circumstances that existed at the acquisition date. Transaction costs and costs to restructure the acquired company are expensed as incurred. The Company measures contingent consideration arrangements at fair value at each reporting period, with changes in fair value recognized in the consolidated statements of operations. Changes in the fair value of contingent consideration can result from changes in the likelihood of the contingency becoming more or less probable over time, as well as changes in the fair value of equity-based contingent consideration. The Company includes the results of all acquisitions in the consolidated financial statements from the date of acquisition.
Warranty Liability
The Company records warranty liabilities for the estimated costs of fulfilling its obligations under its product warranties at the time of sale. Warranty liabilities are included in accrued liabilities on the consolidated balance sheets. The Company generally issues one-year
product warranties guaranteeing the product’s intended functionality but may negotiate specific terms with certain customers. Liability under product warranties is estimated based on management’s review of outstanding warranties, prior experience and specific customer circumstances. If actual results differ from estimates, the Company revises its estimated warranty liability. Warranty liabilities did not have a material impact on any period presented.
Convertible Redeemable Preferred Stock
The Company accounts for its preferred stock subject to possible redemption in accordance with the guidance in ASC 480,
Distinguishing Liabilities from Equity
. As all series of the Company’s preferred stock are contingently redeemable upon the occurrence of events not solely within the Company’s control, the preferred stock is presented as mezzanine equity, separate from the stockholders’ deficit section of the consolidated balance sheet. The preferred stock is initially recorded at the fair value determined on the issuance date. Adjustments to the fair value of the preferred stock to the current market value are not made each period. Rather, the Company assesses whether the preferred stock has become redeemable or the probability that the preferred stock will become redeemable in determining whether to record subsequent measurement adjustments. Refer to Note 13 –
Convertible Redeemable Preferred Stock
for additional information.

Revenue Recognition
The Company primarily generates revenue from customers under governmental contracts and commercial contracts. Governmental revenue includes revenue recognized primarily from contracts with the U.S., U.K. and Australian governments. Commercial revenue includes revenue recognized primarily from contracts with research institutes and private companies located predominantly in the U.S. and U.K. Refer to Note 2 –
Revenue Recognition
for the Company’s total revenue, as presented on the consolidated statement of operations and comprehensive loss, disaggregated by the geographic locations of the Company’s customers and the percentage of total revenue derived from governmental customers.
The Company’s government contracts are primarily related to research and development projects or the development of a product to agreed-upon specifications. Government contracts are typically either report-based research in which various activities are significantly integrated into the final report that is provided, or contracts are prototype- or product-based development in which the Company provides a significant service of integrating development activities throughout the term of the contract into the final prototype or product.
In certain instances, government contracts may contain multiple performance obligations where the Company delivers multiple final reports or multiple products across one or more phases in which the customer can benefit from the standalone good or service and each good or service is separately identifiable from other goods and services provided by the Company. Generally, the Company recognizes revenue over time as control of the goods or services is transferred to the customer. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided.
The Company generally uses an input method to measure progress toward completion for performance obligations satisfied over time, based on costs incurred relative to total estimated costs
(cost-to-cost),
as this method best depicts the transfer of control to the customer. The costs incurred are predominantly related to labor and materials, incurrence of which is indicative of progress and transfer of value to the customer. Under this method, revenue is recognized based on the proportion of costs incurred to date relative to total estimated costs, which includes an estimate of the total expected margin for fixed-price arrangements, where the transaction price is fixed. Accounting for long-term contracts requires significant judgment and estimation, which could be considerably different if the underlying circumstances were to change. When adjustments to estimated contract revenue or costs are required, changes from prior estimates are recognized on a cumulative catch-up
basis in the period of change.
The Company’s government contracts may include fixed and/or variable consideration. The resulting consideration is contracted either as a firm fixed price (which typically includes variable consideration contingent upon customer acceptance) or a cost-plus fixed fee arrangement (which includes fixed and variable consideration). Under a cost-plus fixed fee arrangement, the amount of variable consideration consists of direct and indirect costs plus a fixed fee.
The Company exercises judgment when estimating variable consideration to determine whether the most likely amount or expected value method should be used. Estimation of costs is based on historical knowledge and engineering expertise of tasks and components required to complete the project. A provisional rate, which is used as an initial estimate of indirect costs, is established through agreement with the government for all government contracts. Variable consideration is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur.
Contracts with commercial customers generally contain separate performance obligations, as each individual product can be transferred independently of each other to the customer. Revenues under commercial contracts are generally recognized at a point in time when the Company satisfies its performance obligations and control of the goods or services transfers to the customer. Control typically transfers to the customer when the goods are shipped but can also transfer when the customer receives and accepts the goods, based on the terms of the contract. The transaction price for revenues under commercial contracts is fixed and stated in the contract with the customer. There are no forms of variable consideration or discounts offered for early payment in commercial contracts. The Company’s commercial contracts typically include a standard one-year
warranty period. These assurance-type warranties do not represent separate performance obligations because the warranties are only for the products to comply with agreed-upon specifications, and they do not provide the Company’s customers with any additional distinct services. The Company has elected the practical expedient, enabling it to recognize shipping and handling costs performed after a customer obtains control of the good as fulfillment of the original performance obligation, rather than as a separate performance obligation, and includes such costs as a component of the transaction price.
The Company also has commercial service contracts that are primarily related to quantum software research and development projects. These contracts typically have a single performance obligation. The Company recognizes revenue over time as control of the goods or services is transferred to the customer. In these instances, the contracts have provisions that are deemed to transfer control to the customer over time. Similar to government service contracts, the Company generally uses an input measure of progress for its contracts based on costs incurred.
The transaction price for both government and commercial contracts typically does not include a significant financing component.
For all contracts with customers, the Company has elected to exclude sales taxes from the transaction price.
The Company’s contracts may be subsequently modified to include changes in specifications, requirements or price, which may create new or change existing enforceable rights and obligations. Depending on the nature of the modification, the Company considers whether to account for the modification as an adjustment to the existing contract or as a separate contract. Generally, modifications to the Company’s contracts are either separate contracts or are not distinct from the existing contract due to the significant integration and interrelated tasks provided in the context of the contract. Modifications to add non-distinct
services are accounted for as if they were part of the existing contract and recognized as a cumulative adjustment to revenue.
The Company performs an allocation of the transaction price when there is more than one performance obligation included in the same contract and the performance obligations are satisfied at different times. Allocation of the total transaction price is determined based on the stand-alone selling price of each item relative to the total contract value. When stand-alone selling prices are not directly observable, the Company estimates stand-alone selling price using an expected cost-plus margin approach. The Company considers market conditions and historical data to estimate its costs plus a specified margin, which may be adjusted for differences in product, customers or other factors.
The timing of revenue recognition, billings and cash collection may result in contract assets, unbilled receivables or contract liabilities. Contract assets arise when revenue recognized exceeds the amount billed to customers and represent the Company’s right to consideration that is subject to conditions other than the passage of time. Unbilled receivables arise when revenue recognized exceeds the amount billed to customers and represent the Company’s unconditional right to consideration, for which only the passage of time is required. Contract liabilities arise when the Company receives consideration from customers in advance of providing goods or services and represent the Company’s obligations to satisfy performance obligations. Contract liabilities are recognized as revenue when (or as) the performance obligations are satisfied. Contract assets and unbilled receivables are generally classified as current assets, and contract liabilities are generally classified as current liabilities, in the consolidated balance sheets. Contract assets are presented within prepaid and other current assets in the consolidated balance sheets.
Cost of Revenue
The cost of revenue primarily consists of labor, including direct labor and third-party specialist subcontractors, materials and equipment costs related to delivering the Company’s products and services, allocated facility costs and warranty expenses. Allocated facility costs primarily include depreciation and amortization expenses, information technology costs and facility occupancy costs. Costs of products and services are recorded as or when control of products is transferred to the customer, and as services are performed.
Research and Development
Research and development expenses primarily consist of personnel-related costs, including salaries, benefits and stock-based compensation costs, costs of materials, costs of consultants and allocated facility costs associated with the research, engineering, design and development of the Company’s quantum computing technologies. Allocated facility costs primarily include depreciation and amortization expenses, information technology costs and facility occupancy costs. Research and development costs are expensed as incurred.
Selling, general and administrative
Selling, general and administrative expenses primarily consist of personnel-related costs, including salaries, benefits and stock-based compensation costs, for executive leadership and employees bid, proposal, marketing, sales, legal, finance, accounting, human resources, information technology and other administrative functions. In addition, these expenses include allocated facility costs and costs of consultants performing similar functions. Selling, general and administrative costs are expensed as incurred.
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718,
Compensation
 –
 Stock Compensation
. The Company’s stock-based compensation awards are all equity-classified and consist of stock options and restricted stock awards (“RSA”). The Company has sufficient authorized but unissued common shares to satisfy all of the convertible redeemable preferred stock conversions and stock-based compensation awards. Stock-based compensation cost is measured based on the fair value of the awards as determined on the grant date. The Company recognizes stock-based compensation expense using the graded attribution method in which expense is recognized on a straight-line basis over the requisite service period for each separately vesting portion of the stock option or RSA as if the award was, in substance, multiple awards. The Company accounts for forfeitures as they occur.
The fair value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model, which requires extensive use of accounting judgment and financial estimates, including estimates of the fair value of the underlying common stock, the expected term participants will retain their vested stock options before exercising them, the estimated volatility of the common stock price over the expected term, the risk free rate and expected dividend yield. The fair value of restricted stock awards is determined based on the estimated fair market value of the Company’s common stock on the grant date. The Company’s common stock is not publicly traded and therefore quoted market prices are not available. Accordingly, fair market value is determined through an independent third-party valuation using a probability weighted expected return method. The valuation considers several factors requiring extensive use of judgement, including recently completed equity transactions, historical and forecasted financial performance, selection of peer companies, the estimated value and probability of future equity transactions and other relevant qualitative and quantitative inputs.
Impairment of Long-Lived Assets
Long-lived assets such as property and equipment,
right-of-use
assets and intangible assets with identifiable useful lives are reviewed for impairment when events or changes in circumstances indicate that the carrying value of the asset or asset group may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, the Company first compares the total estimated future undiscounted cash flows expected to be generated from the asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the asset exceeds its fair value. No impairment loss related to long-lived assets was recognized for the year ended December 31, 2025. An impairment loss of $12.0 million was recognized for the year ended December 31, 2024, of which $11.6 million was attributed to intangible assets acquired in the SiNoptiq and Morton acquisitions completed in 2024. Additional information is provided in Note 6 —
 Intangible Assets.
Accounting for Government Grants
As discussed under “Accounting Pronouncements Recently Issued or Adopted,” the FASB issued ASU 2025-10 in December 2025, which will establish authoritative GAAP for government grants. The guidance will be effective for public business entities for annual periods beginning after December 15, 2028, and for all other business entities for annual periods beginning after December 15, 2029. The Company is currently evaluating the extent of the impact of ASU
2025-10
on its consolidated financial statements.
Until the guidance becomes effective and consistent with the Company’s approach prior to the issuance of ASU
2025-10,
the Company will continue to apply International Accounting Standard 20,
Accounting for Government Grants and Disclosure of Government Assistance
(“IAS 20”), by analogy.
Under IAS 20, a government grant is recognized when there is reasonable assurance (analogous to “probable” as defined in GAAP) that the Company will comply with the conditions attached to the grant and the grant will be received. Grants are recognized in earnings on a systematic basis over the periods in which the related qualifying expenses are incurred and distinguished between grants related to assets and grants related to income. For a grant related to income that has met recognition criteria, the grant is recognized at the same time as the corresponding expense is incurred. For grants related to assets, the grant is recognized as the related asset is reflected in earnings, generally as depreciation is recognized on the related asset.
The Company records government grants in accordance with the nature of the grant, and depending on the nature of the grant, IAS 20 permits recognition either (i) separately under a general heading such as other income, (ii) as a reduction of the related expense or (iii) as a reduction of the cost of the related asset. For both grants related to assets and income, the Company has elected to present such income separately within grant income to distinguish it from other operating items.
Generally, government arrangements accounted for as grant income are those where the Company does not have an obligation to provide the government entity with a good or service that qualifies as a performance obligation, including the transfer of control of intellectual property (“IP”) and where the governmental entity has agreed to fund only a portion of the costs incurred subject to a cap. Deliverables in government grant contracts are limited to providing the government entity with a means for evaluating the progress and effectiveness of the project and do not transfer ownership of products, prototypes or rights to intellectual property. Arrangements with governmental entities that obligate the Company to provide a prototype product, research paper, pre-existing
IP or newly created IP or other form of deliverable are accounted for as revenue.
Total other income, net
Total other income, net includes interest income, changes in the fair value of SAFE liabilities and contingent consideration and other, net. Other, net consists primarily of income from refundable research and development tax credits, interest expense related to borrowings and gains or losses resulting from fluctuations in exchange rates during the reporting period on unsettled transactions and outstanding balances with foreign subsidiaries, vendors or customers. During the year ended December 31, 2025, the total Other, net primarily consists of $1.1 million of research and development tax credits recognized by the Company.
Income Taxes
Income taxes are accounted for under the asset and liability method. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Current and deferred income taxes are measured based on the tax laws that are enacted as of the balance sheet date of the relevant reporting period. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period when the change is enacted. A valuation allowance is established when it is more likely than not, based on available positive and negative evidence that some or all of the Company’s deferred tax assets will not be realized.
The Company recognizes the effect of a tax position when it is more likely than not, based on technical merits, that the position will be sustained upon examination by the appropriate taxing authorities. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit with a greater than 50 percent likelihood of being realized. Unrecognized tax benefits are included within other liabilities if recognized and are charged to earnings in the period that such determination is made. The Company records interest and penalties related to tax uncertainties, if applicable, as a component of income tax expense.
Related Party Transactions
A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries’ controls, is controlled by or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.
The consolidated financial statements include disclosure of material related party transactions, other than compensation arrangements, expense allowances and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of the accompanying consolidated financial statements is not required.
Fair Value Measurements
The carrying value of certain financial instruments held by the Company are measured at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. As a basis for considering such assumptions, the following hierarchy lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market:

•	Level 1 — Observable inputs such as quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities;

•
Level
 2
— Observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations whose significant inputs are observable; and

•	Level 3 — Unobservable inputs that are significant to the measurement of fair value but are supported by little to no market data, requiring the Company to develop its own assumptions.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and consideration of factors specific to the asset or liability.
Changes in assumptions or in market conditions could significantly affect the estimates. The Company determines whether transfers have occurred between levels in the fair value hierarchy by reassessing the inputs used in determining fair value at the end of each reporting period.
The following table sets forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of December 31,
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$6,157	$—	$—	$6,157	$42,740	$—	$—	$42,740
Available—for—sale securities	$51,475	$—	$—	$51,475	$—	$—	$—	$—

Total financial assets	$57,632	$—	$—	$57,632	$42,740	$—	$—	$42,740

Financial Liabilities:
Contingent obligation	$—	$—	$1,828	$1,828	$—	$—	$—	$—

Total financial liabilities	$—	$—	$1,828	$1,828	$—	$—	$—	$—

There were no transfers into or out of Level 3 of the fair value hierarchy during the year ended December 31, 2025.
The Company’s contingent obligation is classified within Level 3 of the fair value hierarchy and is remeasured to fair value each reporting period. The fair value measurement relies primarily on the estimated fair value of the Company’s stock, which is not publicly traded. Estimating the fair value of the Company’s common stock requires management to assess the probability-weighted outcomes associated with remaining a private company and completing a Business Combination at each measurement date. At December 31, 2025, this unobservable input was assessed at 80% associated with completing the Business Combination. Refer to Note 12 –
Commitments and Contingencies
for information regarding the nature and accounting of the contingent obligation.
The Company’s money market funds, presented within cash and cash equivalents on the consolidated balance sheets, are classified within Level 1 of the fair value hierarchy as the fair value is based on quoted prices in active markets. The Company’s available-for-sale
securities are classified within Level 1 of the fair value hierarchy as the fair value is based on quoted prices in active markets.
The Company’s financial assets and liabilities that are not measured at fair value on a recurring basis consist of cash and cash equivalents (excluding the money markets funds in the table above), accounts receivable, accounts payable, accrued liabilities and deferred consideration payable. The carrying amounts of these financial assets and liabilities approximate their fair value due to the short-term nature of these instruments.
The Company’s
non-financial
assets, which primarily consist of property and equipment, goodwill and intangible assets, are not required to be measured at fair value on a recurring basis and instead are reported at their cost basis. However, on a periodic basis whenever events or changes in circumstances indicate that their carrying amount may not be fully recoverable, non-financial
assets are assessed for impairment. The fair value measurements, in such instances, are based on market participant assumptions which would fall within Level 3 of the fair value hierarchy.

Foreign Currency Measurement and Translation
The Company operates in the U.K. and Australia in the form of its wholly owned subsidiaries, ColdQuanta U.K. Ltd and ColdQuanta Australia PTY Limited, respectively. The functional currency of ColdQuanta U.K. Ltd is the British Pound Sterling (GBP), while ColdQuanta Australia PTY Limited’s functional currency is the Australian Dollar (AUD). ColdQuanta U.K. Ltd has foreign currency transactions in U.S. dollars (USD), Euros (EUR) and Japanese Yen (JPY). ColdQuanta Australia PTY Limited has foreign currency transactions in USD. For both subsidiaries, foreign currency monetary assets primarily consist of bank accounts and accounts receivable, while foreign currency monetary liabilities primarily consist of accounts payable, all denominated in currencies other than each subsidiary’s functional currency. Monetary assets and liabilities denominated in a currency other than each subsidiary’s functional currency are remeasured into the functional currency using the exchange rate as of the balance sheet date. Non-monetary assets and liabilities are remeasured using historical exchange rates. Resulting foreign-currency transaction gains and losses are recognized in the consolidated statement of operations and comprehensive loss. Following remeasurement, the assets, liabilities, revenues and expenses of each foreign subsidiary are translated from the functional currency into USD, the Company’s reporting currency. Assets and liabilities are translated at period-end exchange rates, and revenues and expenses at average rates. Translation adjustments are recorded in accumulated other comprehensive loss.
Comprehensive Loss
Comprehensive loss consists of net loss and other comprehensive income (loss), which principally includes unrealized income on available-for-sale
securities and foreign currency translation adjustments. Accumulated other comprehensive income (loss) is reported as a component of stockholders’ deficit.
Loss Per Share
Basic net loss per share attributable to common stockholders is computed by dividing net loss by the weighted-average number of shares of common stock outstanding for the period.
Diluted net loss per share attributable to common stockholders is computed by dividing net loss by the weighted-average number of shares of common stock outstanding in the basic net loss per share calculation plus the number of potential shares of common stock that would be issued assuming exercise or conversion of all potentially dilutive securities. In periods with a reported net loss, the effects of anti-dilutive potential common shares are excluded and diluted net loss per share is equal to basic net loss per share.